SCHEDULE OF PARENT COMPANY STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (Details) - USD ($)		6 Months Ended				12 Months Ended
		Mar. 31, 2024		Mar. 31, 2023		Sep. 30, 2023		Sep. 30, 2022		Sep. 30, 2021
Balance		$ 35,981,833		$ 30,092,496		$ 30,092,496		$ 26,534,749		$ 11,023,009
Issuance of ordinary shares in a private placement, net				2,220,000		2,027,574
Share-based compensation		1,009,836		35,000
Net income (loss)		(41,798)		2,102,656		4,552,682		6,242,424		4,609,453
Foreign currency translation adjustment		367,971		1,071,621		(1,040,285)		(2,855,701)		612,806
Balance		37,317,842		35,501,771		35,981,833		30,092,496		26,534,749
Common Stock [Member]
Balance		$ 1,174		$ 840		$ 840		$ 833		$ 580
Balance, shares	[2]	1,173,867	[1]	839,623	[1]	839,623	[1]	833,000		580,000
Issuance of ordinary shares in a private placement, net				$ 275		$ 275
Issuance of ordinary shares in a private placement, shares				275,000	[1]	275,000	[2]
Share-based compensation		$ 240
Net income (loss)
Foreign currency translation adjustment
Balance		$ 1,414		$ 1,115		$ 1,174		$ 840		$ 833
Balance, shares		1,413,867	[1]	1,114,623	[1]	1,173,867	[1],[2]	839,623	[1],[2]	833,000	[2]
Share-based compensation, shares	[1]	240,000
Additional Paid-in Capital [Member]
Balance		$ 18,088,056		$ 15,711,450		$ 15,711,450		$ 15,540,433		$ 5,251,205
Issuance of ordinary shares in a private placement, net				2,199,725		2,027,269
Share-based compensation		1,009,596		35,000
Net income (loss)
Foreign currency translation adjustment
Balance		19,097,652		17,946,175		18,088,056		15,711,450		15,540,433
Statutory Reserve [Member]
Balance		2,372,871		1,804,116		1,804,116		1,050,721		579,922
Issuance of ordinary shares in a private placement, net
Net income (loss)
Foreign currency translation adjustment
Balance		2,372,871		1,804,116		2,372,871		1,804,116		1,050,721
Retained Earnings [Member]
Balance		18,703,996		14,676,769		14,676,769		9,192,676		5,072,672
Issuance of ordinary shares in a private placement, net
Net income (loss)		(10,519)		2,119,760		4,595,982		6,237,488		4,590,803
Foreign currency translation adjustment
Balance		18,693,477		16,796,529		18,703,996		14,676,769		9,192,676
AOCI Attributable to Parent [Member]
Balance		(3,681,445)		(2,631,171)		(2,631,171)		222,221		(388,102)
Issuance of ordinary shares in a private placement, net
Net income (loss)
Foreign currency translation adjustment		210,470		1,071,621		(1,050,274)		(2,853,392)		610,323
Balance		(3,470,975)		(1,559,550)		(3,681,445)		(2,631,171)		222,221
Total Shareholders Equity [Member]
Balance		35,484,652		29,562,004		29,562,004		26,006,884		10,516,277
Issuance of ordinary shares in a private placement, net				2,200,000		2,027,544
Share-based compensation		1,009,836		35,000
Net income (loss)		(10,519)		2,119,760		4,595,982		6,237,488		4,590,803
Foreign currency translation adjustment		210,470		1,071,621		(1,050,274)		(2,853,392)		610,323
Balance		36,694,439		34,988,384		35,484,652		29,562,004		26,006,884
Noncontrolling Interest [Member]
Balance		497,181		530,492		530,492		527,865		506,732
Issuance of ordinary shares in a private placement, net
Net income (loss)		(31,279)		(17,104)		(43,300)		4,936		18,650
Foreign currency translation adjustment		157,501				9,989		(2,309)		2,483
Balance		$ 623,403		$ 513,387		$ 497,181		$ 530,492		$ 527,865

[1]	Retroactively restated to reflect the Company’s 1-for-10 share consolidation effective on April 11, 2024.
[2]	Retroactively restated to reflect the Company’s 1-for-10 share consolidation effective on April 11, 2024.